Schedule of Fair Value of Stock Option Granted (Details)			12 Months Ended
	Apr. 20, 2024	Mar. 20, 2024	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility	78.30%	78.50%	158.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.81%	4.41%
Expected dividend yield			0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Volatility				83.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			10 years	5 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.22%	4.32%